Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Kardigan, Inc.
Entity Central Index Key	0002123613
Entity Emerging Growth Company	true
Entity File Number	001-43354
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2994203
Entity Address, Address Line One	506 Carnegie Center Drive, Suite 201
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	415
Local Phone Number	573-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	KARD
Security Exchange Name	NASDAQ